UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

THE DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

THE DREYFUS FUND INCORPORATED
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)

Basic Industries--2.1%
Air Products & Chemicals	100,000	5,514,000
E I Du Pont de Nemours & Co.	225,000	8,813,250
Galen Partners II, LP	1.142d	769,196
SK Equity Fund, LP	3.897d	8,251,314
Marriott International, Cl. A	104,600a	6,589,800
		29,937,560

Beverages & Tobacco--2.5%
Altria Group	475,100	35,019,621

Broadcasting & Publishing--1.2%
Time Warner	967,600a	17,523,236

Capital Goods--8.4%
Caterpillar	232,000a	13,630,000
Danaher	162,300	8,736,609
Eaton	163,900	10,415,845
Emerson Electric	157,700	11,322,860
General Electric	1,570,000	52,861,900
Tyco International	427,100	11,894,735
United Technologies	210,000	10,886,400
		119,748,349

Construction & Housing--.6%
3M	111,000	8,142,960

Consumer Durables--1.0%
Bed Bath & Beyond	156,000b	6,268,080
Johnson Controls	124,100	7,700,405
		13,968,485

Consumer Non-Durables--5.8%
Colgate-Palmolive	288,300	15,219,357
Dean Foods	302,000a,b	11,735,720
PepsiCo	418,800	23,750,148
Procter & Gamble	536,000a	31,870,560
		82,575,785

Consumer Services--8.5%
Comcast, Cl. A	310,000b	9,107,800
CVS	266,000	7,716,660
Hilton Hotels	357,000	7,968,240
Home Depot	462,000	17,620,680
Kohl's	147,000b	7,376,460
McDonald's	530,000	17,749,700
News, Cl. A	637,000	9,930,830
Nordstrom	194,200	6,664,944
Target	173,300	8,999,469
Viacom, Cl. B	305,000	10,068,050
Wal-Mart Stores	147,000	6,441,540
Walt Disney	448,000	10,810,240
		120,454,613

Electronic Components & Instruments--1.1%
Altera	189,800a,b	3,627,078
EMC/Massachusetts	925,100b	11,970,794
		15,597,872

Energy--11.0%
Chevron	207,000	13,399,110
Diamond Offshore Drilling	174,000a	10,657,500
ENI, ADR	112,000	16,587,200
Exxon Mobil	654,500	41,586,930
GlobalSantaFe	314,000	14,324,680
Occidental Petroleum	159,000	13,583,370
Petroleo Brasileiro, ADR	160,000b	11,438,400
Pride International	285,000b	8,125,350
Sempra Energy	210,000	9,882,600
XTO Energy	368,000	16,677,760
		156,262,900

Financial Services--19.9%
American International Group	420,000	26,023,200
AmeriCredit	213,300a,b	5,091,471
Bank of America	615,000	25,891,500
Bank of New York	520,000	15,293,200
Capital One Financial	170,000a	13,518,400
CapitalSource	197,000a,b	4,294,600
CIT Group	120,100	5,426,118
Citigroup	745,000	33,912,400
Countrywide Financial	450,000	14,841,000
Fannie Mae	155,000	6,947,100
Fidelity National Financial	95,900	4,269,468
Freddie Mac	235,000	13,268,100
Goldman Sachs Group	114,000	13,860,120
Hibernia, Cl. A	125,000	3,755,000
JPMorgan Chase & Co.	353,800	12,004,434
Lehman Brothers Holdings	113,000	13,162,240
MBNA	502,700	12,386,528
Merrill Lynch & Co.	265,000a	16,257,750
Northern Trust	142,900a	7,223,595
Wachovia	458,100	21,800,979
Wells Fargo & Co.	220,700	12,926,399
		282,153,602

Food & Household Products--.9%
Gillette	215,000	12,513,000

Gold Mining--.7%
Barrick Gold	321,000	9,325,050

Health Care--12.2%
Abbott Laboratories	318,000	13,483,200
Amgen	191,400b	15,248,838
Fisher Scientific International	166,600b	10,337,530
Genzyme	111,000b	7,952,040
Hospira	160,000b	6,555,200
Johnson & Johnson	454,000	28,729,120
Novartis, ADR	275,100	14,030,100
Pfizer	1,007,000	25,144,790
Sanofi-Aventis, ADR	162,080	6,734,424
St. Jude Medical	219,000b	10,249,200
WellPoint	211,300b	16,020,766
Wyeth	158,000	7,310,660
Zimmer Holdings	153,100a,b	10,547,059
		172,342,927

Mining & Minerals--1.5%
BHP Billiton, ADR	300,000	10,254,000
Rio Tinto, ADR	65,000	10,679,500
		20,933,500

Technology--13.9%
Adobe Systems	258,800	7,725,180
Apple Computer	105,600b	5,661,216
Applied Materials	614,500	10,421,920
Cisco Systems	969,003b	17,374,224
Dell	360,000b	12,312,000
Google, Cl. A	30,000	9,493,800
Intel	583,000	14,370,950
International Business Machines	203,600	16,332,792
Microchip Technology	224,000	6,746,880
Microsoft	1,494,300	38,448,339
Motorola	689,600	15,233,264
Oracle	923,600b	11,443,404
QUALCOMM	359,900	16,105,525
Texas Instruments	436,800	14,807,520
		196,477,014

Telecommunications--.5%
Sprint Nextel	315,500	7,502,590

Transportation--1.6%
Carnival	139,000	6,947,220
Norfolk Southern	382,100	15,497,976
		22,445,196

Utilities--5.8%
BellSouth	264,400	6,953,720
Consolidated Edison	170,000a	8,253,500
Dominion Resources/VA	116,000	9,992,240
FPL Group	222,000	10,567,200
Kinder Morgan	94,000a	9,039,040
SBC Communications	578,288a	13,861,563
Southern	250,000a	8,940,000
Verizon Communications	447,000	14,612,430
		82,219,693

Total Common Stocks
(cost $1,147,578,385)		1,405,143,953

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $17,515,000)	17,515,000c	17,515,000

Investment Of Cash Collateral
for Securities Loaned--1.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $27,221,827)	27,221,827c	27,221,827

Total Investments (cost $1,192,315,212)	102.3%	1,449,880,780

Liabilities, Less Cash and Receivables	(2.3%)	(32,980,382)

Net Assets	100.0%	1,416,900,398

ADR - American Depository Receipts.
a All or a portion of these securities are on loan. At September 30, 2005, the total market value of the fund's securities on loan is $26,266,110 and the total market value of the collateral held by the fund is $27,221,827.
b Non-income producing.
c Investment in affiliated money market mutual funds.
d Securities restricted as to public resale. Investment in restricted securities with aggregate market value of
$9,020,510, representing approximately .63% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($) †	Assets (%)	Valuation ($) ††

Galen Partners II, LP (Units)	5/6/94-1/3/97	673,552.05		673,552 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	1,071,094.58		2,117,350 per unit

† Average cost per unit. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 22, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)